AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 7, 2022

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 292	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 294	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 21, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 292 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 21, 2022 as the new effective date for Post-Effective Amendment No. 291 to the Trust’s Registration Statement, which was filed on January 7, 2022 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco S&P 500® Equal Weight Energy ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 291 to the Trust’s Registration Statement which was filed on January  7, 2022, and Part C of Post-Effective Amendment No.  290 to the Trust’s Registration Statement, which was filed on August 26, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of March, 2022.

Invesco Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia	President and Trustee	March 7, 2022
Anna Paglia

/s/ Kelli Gallegos	Treasurer	March 7, 2022
Kelli Gallegos

/s/ Adam Henkel	Secretary	March 7, 2022
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	March 7, 2022
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 7, 2022
Todd J. Barre

*/s/ Edmund P. Giambastiani, Jr.	Trustee	March 7, 2022
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	March 7, 2022
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	March 7, 2022
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 7, 2022
Yung Bong Lim

*/s/ Joanne Pace	Trustee	March 7, 2022
Joanne Pace

*/s/ Gary R. Wicker	Trustee	March 7, 2022
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 7, 2022
Donald H. Wilson

*By: /s/ Adam Henkel		March 7, 2022
Adam Henkel
Attorney-In-Fact

* Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement and incorporated by reference herein.

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